BMW Vehicle Owner Trust 2025-A

Accrued Interest Date:	3/25/25	Collection Period Ending:	3/31/25
Current Payment Date:	4/25/25	Period:	2

Balances

		Beginning of Period	End of Period
	Initial
Pool Balance	$1,897,363,700.14	$1,762,358,746.04	$1,694,036,282.84
Yield Supplement Overcollateralization Amount	$102,491,905.06	$92,215,377.34	$87,287,143.95
Adjusted Pool Balance	$1,794,871,795.08	$1,670,143,368.70	$1,606,749,138.89
Reserve Account	$4,487,179.49	$4,487,179.49	$4,487,179.49
Overcollateralization	$44,871,795.08	$44,871,794.88	$44,871,794.88

Notes				Ratio
Class A-1 Notes	$350,000,000.00	$225,271,573.82	$161,877,344.01	10.4%

Class A-2a Notes	$306,250,000.00	$306,250,000.00	$306,250,000.00	19.6%

Class A-2b Notes	$306,250,000.00	$306,250,000.00	$306,250,000.00	19.6%

Class A-3 Notes	$647,500,000.00	$647,500,000.00	$647,500,000.00	41.5%

Class A-4 Notes	$140,000,000.00	$140,000,000.00	$140,000,000.00	9.0%
	$1,750,000,000.00	$1,625,271,573.82	$1,561,877,344.01	100.0%

Reconciliation of Collection Account
Available Funds:
Available Interest:
Interest Collected on Receivables	$7,416,027.05
Servicer Advances	150,947.97
Servicer Advance Reimbursement	146,556.43
Administrative Purchase Payment	0.00
Warranty Purchase Payment	1,374.28
Recoveries	2,716.40
Investment Earnings from Reserve Account	16,165.12
Investment Earnings from Collection Account	0.00
Total Available Interest	$7,440,674.39

Available Principal:
Principal Collection on Receivables

Receipts of Scheduled Principal	$43,312,065.21
Receipts of Pre-Paid Principal	24,784,885.04
Liquidation Proceeds	0.00
Administrative Purchase Payment	0.00
Warranty Purchase Payment	225,512.95

Total Available Principal	$68,322,463.20

Advances from the Reserve Account	$0.00
Release from the Reserve Fund Account	$0.00

Total Available Funds	$75,763,137.59

Distributions:
Servicing Fees	$1,468,632.29
Non-recoverable Servicer Advance Reimbursement	4,242.38
Noteholder's Accrued and Unpaid Interest	6,212,019.68
First Priority Principal Distribution Amount to Noteholders	18,522,434.93
Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00
Regular Principal Distributable Amount to Noteholders	44,871,794.88

Amounts paid to Indenture Trustee, Owner Trustee and Asset	0.00
Representations Reviewer (subject to annual cap)
Amounts paid to Indenture Trustee, Owner Trustee and Asset	0.00
Representations Reviewer (not subject to annual cap)

Certificate Distribution Account (any remaining payments)	4,684,013.43

Total Distributions	$75,763,137.59

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$1,762,358,746.04
Monthly Principal Received
Regular Principal Received	$43,312,065.21
Prepaid Principal Received	24,784,885.04
Liquidation Proceeds	0.00
Principal Balance Allocable to Gross Charge-offs	0.00
Principal Portion of Repurchased Receivables	225,512.95
Total Monthly Principal Amounts	$68,322,463.20

Ending Receivable Principal Balance	$1,694,036,282.84

Payments to Indenture Trustee, Owner Trustee and Asset Representations Reviewer

Indenture Trustee
Amount due and payable to Indenture Trustee before giving effect to	-
payments on current Payment Date:
Amount due and payable to Indenture Trustee after giving effect to	0.00
payments on current Payment Date:

Owner Trustee
Amount due and payable to Owner Trustee before giving effect to	-
payments on current Payment Date:
Amount due and payable to Owner Trustee after giving effect to	0.00
payments on current Payment Date:

Asset Representations Reviewer Trustee
Amount due and payable to Asset Representations Reviewer before	-
giving effect to payments on current Payment Date:
Amount due and payable to Asset Representations Reviewer after	0.00
giving effect to payments on current Payment Date:

Distributions

Interest Distributable Amount	Interest Rate	Current Payment	Per $1,000

Class A-1 Notes	4.40100%	$853,722.95	2.44
Class A-2a Notes	4.43000%	$1,130,572.92	3.69
Class A-2b Notes	4.63969%	$1,223,557.14	4.00
Class A-3 Notes	4.56000%	$2,460,500.00	3.80
Class A-4 Notes	4.66000%	$543,666.67	3.88
		$6,212,019.68

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	$225,271,573.82	$63,394,229.81	$161,877,344.01	181.13	0.46
Class A-2a Notes	$306,250,000.00	-	$306,250,000.00	0.00	1.00
Class A-2b Notes	$306,250,000.00	-	$306,250,000.00	0.00	1.00
Class A-3 Notes	$647,500,000.00	-	$647,500,000.00	0.00	1.00
Class A-4 Notes	$140,000,000.00	-	$140,000,000.00	0.00	1.00
	1,625,271,573.82	63,394,229.81	1,561,877,344.01

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization Amount

Previous Distribution Date Required Amount	92,215,377.34
Beginning Period Amount	92,215,377.34
Current Distribution Date Required Amount	87,287,143.95
Current Period Release	4,928,233.39
Ending Period Amount	87,287,143.95

Reserve Account

Beginning Period Required Amount	$4,487,179.49
Beginning Period Amount	4,487,179.49
Net Investment Earnings	16,165.12
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	4,487,179.49
Release to Depositor	16,165.12
Ending Period Amount	$4,487,179.49

Overcollateralization

Beginning Period Overcollateralization Amount	$44,871,794.88
Target Overcollateralization Amount	$44,871,794.88
Ending Period Over Collateralization Amount	$44,871,794.88
Current Period Release	$0.00

Receivables Data

	Beginning Period	Ending Period
Number of Receivables	46,858	45,844
Weighted Average Remaining Term	51.20	50.36
Weighted Average Annual Percentage Rate	5.42%	5.42%

Delinquencies as of the end of the Current Period	Units	Dollar Amount	% of Ending Rec Prin Bal
30-59 Days	86	$4,153,612.08	0.25%
60-89 Days	24	1,257,807.97	0.07%
90-119 Days	12	747,162.39	0.04%
120+ Days	0	0.00	0.00%

Total 30+ Days Past Due as of the end of the current period	122	$6,158,582.44	0.36%
Total 60+ Days Past Due as of the end of the current period	36	$2,004,970.36	0.12%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period	0.31%
Total 30+ Days Past Due as of the end of the 2nd preceding period	0.00%
Total 30+ Days Past Due as of the end of the 3rd preceding period	0.00%

Repossessions	Units	Dollar Amount
Beginning Period Repossessed Receivables Balance	2	25,110.92
Ending Period Repossessed Receivables Balance	5	178,164.05
Principal Balance of 90+ Day Repossessed Vehicles	0	0.00

Write-offs as of the end of the Current Period	Units	Dollar Amount

Gross Principal Write-offs	0	0.00
Recoveries	1	2,716.40
Net Write-Offs		-2,716.40
Cumulative Net Write-offs	1	$2,997.02
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.00%
Charge Off Rate **		0.00%
Avg of Net Write-offs ***		$2,997.02

Historical Loss Information

Write-offs as of the end of the Prior Period	Units	Dollar Amount
Gross Principal Write-offs	1	5,713.42
Recoveries	0	0.00
Net Write-Offs		5,713.42
Cumulative Net Write-offs	1	$5,713.42
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.00%
Charge Off Rate **		0.00%
Avg of Net Write-offs ***		$5,713.42

Write-offs as of the end of the 2nd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	0	0.00
Recoveries	0	0.00
Net Write-Offs		0.00
Cumulative Net Write-offs	0	-
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.00%
Charge Off Rate **		0.00%
Avg of Net Write-offs ***		-

Write-offs as of the end of the 3rd Preceding Period	Units	Dollar Amount
Gross Principal Write-offs	0	0.00
Recoveries	0	0.00
Net Write-Offs		0.00
Cumulative Net Write-offs	0	-
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *		0.00%
Charge Off Rate **		0.00%
Avg of Net Write-offs ***		-

*Ratio of Cumulative Net Write-offs to Avg Portfolio Balance is calculated by dividing the Cumulative Net Write-offs for the period by the Avg Portfolio Balance for the period.
Avg Portfolio Balance for a period is equal to the average of the Beginning Receivable Principal Balance and the Ending Receivable
Principal Balance for such period.
**Charge Off Rate is calculated by dividing Cumulative Net Write-offs by initial Pool Balance as of the Cut-off Date.
*** Average of Net Write-offs is calculated by dividing Cumulative Net Write-offs by the aggregate number of Receivables that have experienced a net write-off.